Risk Report - Credit Risk Management - IFRS 9 6 Russia total exposure and allowance for credit losses by stages (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Total Exposure [Member]
Breakdown of total exposure and allowance for credit losses to Russia by stages [Line Items]
Stage 1	€ 209		€ 3,198
Stage 2	1,182		332
Stage 3	336		3
Total exposure to Russia by stages	1,726		3,534
Allowance For Credit Losses [Member]
Breakdown of total exposure and allowance for credit losses to Russia by stages [Line Items]
Stage 1	0	[1]	1
Stage 2	10	[1]	2
Stage 3	68	[1]	0
Total exposure to Russia by stages	79	[1]	3
Total Collateral and Gurantees [Member]
Breakdown of total exposure and allowance for credit losses to Russia by stages [Line Items]
Stage 1	59		648
Stage 2	375		263
Stage 3	152		2
Total exposure to Russia by stages	€ 586		€ 913

[1]	Allowance for credit losses do not include allowance for country risk amounting to € 11 million as of December 31, 2022 and € 0 million as of December 31, 2021